ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2026
ACCOUNTS RECEIVABLE.
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable for the six months ended June 30, 2026 primarily consisted of receivable from sales of goods to third-party customers. There were no accounts receivable as of December 31, 2025. Accounts receivable are recognized and carried at the amount billed to a customer, net of allowance for expected loss from doubtful accounts.

As of June 30, 2026 and December 31, 2025, accounts receivable consisted of the following:

	June 30,	December 31,
	2026	2025
Accounts receivable	$25,161,568	$—
Allowance for CECL	(251,616)	—
Accounts receivable, net	$24,909,952	$—

ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016 - 13”), requires entities to measure and recognize expected credit losses on all financial assets held at amortized cost. The CECL model requires the measurement of expected credit losses, even when the risk of loss is remote. Management believes that historical collection information is a reasonable basis on which to determine expected credit losses because the composition of accounts receivable at the reporting date is consistent with the data used in developing the historical credit-loss percentages. In other words, customer risk characteristics and payment practices have remained relatively stable over time. However, current and reasonably foreseeable economic conditions are expected to have a significant impact on the Company’s collectability of accounts receivable. The Company applies the Bank of England’s lending rate, together with its historical loss rate, as a forward-looking adjustment in estimating expected credit losses under CECL. Management believes this approach appropriately reflects the potential time value of money while incorporating expectations about broader economic conditions. Accounts receivable with similar risk characteristics are pooled for purposes of calculating CECL.

The following CECL rates were used to calculate expected credit losses for the six months ended June 30, 2026.

Age of accounts receivable	Current
Historical loss rate	0.00%
Adjustment rate	1.00%
CECL rate	1.00%